Note 13 - Stock-Based Compensation (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years
Maximum Amount Per Employee Per Offering Period for Employee Stock Purchase Plan (in Dollars)		$ 7,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	20%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	391,378	355,398	321,336
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number			36,350
Payments to Employees (in Dollars)	$ 0	$ 67,326	$ 35,040
2008 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	250,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	14,922
2010 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	350,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	57,872
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	32,266
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years